TAX - Principal components of deferred tax balances (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 41,587	¥ 39,940
Deferred tax liabilities	(18,955)	(17,550)
Net deferred tax assets	22,632	22,390		¥ 24,285	¥ 22,232
Of which
- deferred tax assets	27,751	25,992	$ 4,253
- deferred tax liabilities	(5,119)	(3,602)	$ (785)
Carryforward tax losses	98,008	95,794
Tax losses	92,644	89,268
Unrecognized tax losses	5,364	6,526
Unused tax credits	¥ 7,382	10,220
Maximum [member] | US [member]
Of which
Expiry date	20 Years
Maximum [member] | Canada [member]
Of which
Expiry date	20 Years
Minimum [member] | US [member]
Of which
Expiry date	4 Years
Minimum [member] | Canada [member]
Of which
Expiry date	4 Years
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 6,064	5,996
Deferred tax liabilities	(18,632)	(17,313)
Provision for dismantlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,980	12,418
Losses available for offsetting against future taxable profit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,157	19,367
Fair value of long term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,316	1,472
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,070	687
Deferred tax liabilities	¥ (323)	¥ (237)